Thrivent Government Bond Fund Investment Objectives and Goals - Thrivent Government Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class A shares of Thrivent Government Bond Fund are closed to all purchases and exchanges into the Fund, other than the reinvestment of dividends by current Class A shareholders of the Fund.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent Government Bond Fund (the "Fund") seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.